Vessels	12 Months Ended
Dec. 31, 2020
Vessels [Abstract]
Vessels

4.Vessels

Vessel Disposals

On February 14 and February 15, 2019, the Company through two separate wholly-owned subsidiaries entered into two Memoranda of Agreement to sell the vessels Danae and Dione to two affiliated parties, for a purchase price of $7,200 each. The transaction was approved by disinterested directors of the Company and the agreed upon sale price was based, among other factors, on independent third-party broker valuations obtained by the Company. Both vessels were delivered to their new owners in April 2019.

During 2019, the Company through separate wholly-owned subsidiaries entered into Memoranda of Agreement to sell to unaffiliated third parties the vessel Erato, for a sale price of $7,000 before commissions, delivered to her new owners in June 2019; the vessel Thetis, for a sale price of $6,400 before commissions, delivered to her new owners in July 2019; the vessel Nirefs, for a sale price of $6,710 before commissions, delivered to her new owners in September 2019; the vessel Clio, for a sale price of $7,400 before commissions, delivered to her new owners in November 2019; and the vessel Calipso, for a sale price of $7,275 before commissions.

The sale of the vessels Danae, Dione, Thetis and Calipso resulted in an aggregate impairment of $10,567, including the write off of the unamortized drydocking costs of $1,102, as the vessels were measured at the lower of their carrying value and fair value (sale price) less costs to sell (Note 12), resulting from their classification as held for sale and is included in “Vessel impairment charges” in the accompanying 2019 statement of operations. Additionally, the Company recorded an aggregate loss from the sale of Erato, Nirefs and Clio, amounting to $6,171, separately presented in the accompanying 2019 statement of operations.

In February 2020, the buyers of Calipso elected to exercise their right to cancel the contract as a result of the vessel’s missing the cancelling date due to unforeseen events, unrelated to the condition of the vessel. Following this cancelation of the memorandum of agreement, on March 8, 2020, the vessel was withdrawn from the market as per management’s decision and was recorded at its fair value at that date as held and used, according to the provisions of ASC 360, amounting to $7,330. The vessel’s fair value was determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third party valuation which was based on the last done deals of sale of vessels with similar characteristics, such as type, size and age. The valuation of the vessel at fair value resulted in a gain of $201 included in “Impairment loss” in the accompanying consolidated statement of operations for the year ended December 31, 2020.

On January 29, 2020, the Company through a separate wholly-owned subsidiary entered into a Memorandum of Agreement to sell to an unaffiliated third party the vessel Norfolk, for a sale price of $9,350 before commissions. In February 2020, the buyers of Norfolk elected to exercise their right to cancel the contract as a result of vessel’s missing the cancelling date due to unforeseen events, unrelated to the condition of the vessel. On February 26, 2020, the Company signed a new Memorandum of Agreement to sell the vessel Norfolk to an unaffiliated third party for a sale price of $8,750 before commissions, which resulted in a loss from sale of $1,078 included in “Loss from sale of vessels” in the 2020 consolidated statement of operations. The vessel was delivered to her new owners in March 2020.

Additionally in 2020, the Company through separate wholly-owned subsidiaries entered into Memoranda of Agreement to sell to unaffiliated third parties the vessel Arethusa, for a sale price of $7,850 before commissions (Note 6), delivered to her new owners in August 2020; the vessel Coronis, for a sale price of $7,100 before commissions, delivered to her new owners in January 2021; the vessel Sideris G.S., for a sale price of $11,500 before commissions; delivered to her new owners in January 2021; and the vessel Oceanis, for a sale price of $5,750 before commissions, expected to be delivered to her new owners in March 2021.

At the date the MOAs were signed, all four vessels were measured at the lower of their carrying amount or fair value (sale price) less costs to sell (Note 12) and were classified in current assets as Vessels held for sale, according to the provisions of ASC 360, as all criteria required for this classification were then met. This resulted in an aggregate impairment of $11,257, including the write off of unamortized drydocking costs amounting to $128, and is included in “Vessel impairment charges”. Additionally, the Company recorded an aggregate loss from the sale of Arethusa, amounting to $7 included in “Loss from sale of vessels” in the accompanying 2020 consolidated statement of operations. At December 31, 2020, the vessels Coronis, Sideris G.S., and Oceanis were presented as held for sale.

Impairment Loss - other

At December 31, 2019, the Company’s estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of three vessels (including the Norfolk mentioned above) over their remaining useful lives and their eventual disposition were less than their carrying amount. This resulted in impairment loss, net loss and net loss attributed to common stock holders of $3,419, or $0.04 per share, consisting of $2,386 of vessels’ net book value and $1,033 of deferred drydocking costs, both included in “Vessel impairment charges” in the accompanying 2019 statement of operations. The fair value of these three vessels, amounting to an aggregate of $46,580, was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations and for the one vessel which was subsequently sold, the fair value was determined through Level 1 inputs of the fair value hierarchy (Note 12).

At March 31, 2020, the Company’s estimated undiscounted projected net operating cash flows, excluding interest charges, expected to be generated by the use of nine vessels of the Company’s fleet over their remaining useful lives and their eventual disposition were less than their carrying amount plus any unamortized dry-docking costs. This exercise resulted in impairment loss, net loss and net loss attributed to common stockholders of $93,338, or $1.08 per share, consisting of $91,995 of vessels’ net book value and $1,343 of deferred drydocking costs, both included in “Vessel impairment charges” in the accompanying 2020 consolidated statement of operations. The fair value of these nine vessels, amounting to an aggregate of $166,430, was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age (Note 12).

The amounts reflected in Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2018	$1,228,591	$(237,188)	$991,403

- Additions for improvements	2,804	-	2,804
- Impairment	(55,396)	43,545	(11,851)
- Vessel held for sale	(7,130)	-	(7,130)
- Vessel disposals	(72,335)	24,965	(47,370)
- Depreciation for the year	-	(45,559)	(45,559)
Balance, December 31, 2019	$1,096,534	$(214,237)	$882,297

- Additions for improvements	6,001	-	6,001
- Additions reclassified from other non-current assets	2,474		2,474
- Vessel transferred from held for sale	7,130	-	7,130
- Impairment	(199,605)	96,681	(102,924)
- Vessel disposals	(16,742)	34	(16,708)
- Vessel transferred to held for sale	(23,361)		(23,361)
- Depreciation for the period	-	(38,731)	(38,731)
Balance, December 31, 2020	$872,431	$(156,253)	$716,178